Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income	¥ 980,206	¥ 675,169	¥ 756,857
Other comprehensive income (loss), net of tax (Note 15)
Unrealized gain (loss) on securities	(32,960)	76,308	16,057
Unrealized gain (loss) on derivative instruments	(4,079)	2,903	(4,895)
Foreign currency translation adjustments	(115,599)	129,863	156,471
Pension liability adjustments	(208,644)	16,370	163,241
Other comprehensive income (loss)	(361,282)	225,444	330,874
Total comprehensive income (loss)	618,924	900,613	1,087,731
Less-Comprehensive income attributable to noncontrolling interests	196,771	209,281	214,360
Total comprehensive income (loss) attributable to NTT	¥ 422,153	¥ 691,332	¥ 873,371